OTHER OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expense [Abstract]
Services provided by third parties	$ 120,804	$ 95,064	$ 106,526
Losses on disposal of fixed assets	758	414	316
Taxes other than income tax	6,824	4,344	11,610
Other management expenses	0	123	259
Operating expense	128,386	99,945	118,711
Total	$ 128,386	$ 99,945	$ 118,711